Intangible assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 483,098
Adjustment at fair value for business combinations (Note 12)	31,137
Ending Balance	555,043	$ 483,098
Licences and software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	302,382	303,391
Ending Balance	$ 284,349	$ 302,382
Intangibles, Useful life	5 years	5 years
Other intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 180,716	$ 107,356
Ending Balance	$ 270,694	$ 180,716
Intangibles, Useful life	7 years	7 years
Intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 483,098	$ 410,747
Ending Balance	555,043	483,098
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Adjustment at fair value for business combinations (Note 12)	720,670	1,338,947
Gross carrying amount [member] | Licences and software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	994,599	1,015,720
Acquisitions	43,817	48,064
Effect of control loss in subsidiaries (Note 28)	(10,584)
Adjustment at fair value for business combinations (Note 12)	156
Disposals	(5,430)	(114,187)
Foreign currency translation	12,569	3,477
Exchange differences capitalized		0
Transfers	30,892	41,525
Ending Balance	1,066,019	994,599
Gross carrying amount [member] | Other intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	285,247	197,283
Acquisitions	46,265	120,225
Effect of control loss in subsidiaries (Note 28)	0
Adjustment at fair value for business combinations (Note 12)	0
Disposals	0	(1,041)
Foreign currency translation	5,072	(3,946)
Exchange differences capitalized		(14)
Transfers	64,174	(27,260)
Ending Balance	400,758	285,247
Gross carrying amount [member] | Intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,279,846	1,213,003
Acquisitions	90,082	168,289
Effect of control loss in subsidiaries (Note 28)	(10,584)
Adjustment at fair value for business combinations (Note 12)	156
Disposals	(5,430)	(115,228)
Foreign currency translation	17,641	(469)
Exchange differences capitalized		(14)
Transfers	95,066	14,265
Ending Balance	1,466,777	1,279,846
Accumulated amortization [member] | Licences and software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(692,217)	(712,329)
Amortization of the period	(93,907)	(88,044)
Effect of control loss in subsidiaries (Note 28)	9,877
Recovery -losses for impairment (Note 18)	(176)	53
Disposals	5,558	114,143
Foreign currency translation	(8,689)	(2,333)
Transfers	(2,116)	(3,707)
Ending Balance	(781,670)	(692,217)
Accumulated amortization [member] | Other intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(104,531)	(89,927)
Amortization of the period	(23,429)	(14,982)
Effect of control loss in subsidiaries (Note 28)	0
Recovery -losses for impairment (Note 18)	5	2
Disposals	11	1,041
Foreign currency translation	(65)	(33)
Transfers	(2,055)	(632)
Ending Balance	(130,064)	(104,531)
Accumulated amortization [member] | Intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(796,748)	(802,256)
Amortization of the period	(117,336)	(103,026)
Effect of control loss in subsidiaries (Note 28)	9,877
Recovery -losses for impairment (Note 18)	(171)	55
Disposals	5,569	115,184
Foreign currency translation	(8,754)	(2,366)
Transfers	(4,171)	(4,339)
Ending Balance	$ (911,734)	$ (796,748)